MATTHEWS ASIA FUNDS

SUPPLEMENT DATED JUNE 30, 2022 TO THE

PROSPECTUS FOR

THE MATTHEWS ASIA TOTAL RETURN BOND FUND AND

THE MATTHEWS ASIA CREDIT OPPORTUNITIES FUND (THE “FUNDS”)

DATED APRIL 28, 2022, AS SUPPLEMENTED

Portfolio Manager Changes

For all existing and prospective shareholders of the Funds:

Effective as of July 29, 2022, Teresa Kong, CFA, will retire as Lead Manager of the Funds. Therefore, effective as of the same date, all references to Teresa Kong in the prospectus are removed in their entirety.

Satya Patel will continue to act as Lead Manager of the Matthews Asia Credit Opportunities Fund. In addition, effective as of July 29, 2022, Satya Patel will act as Lead Manager of the Matthews Asia Total Return Bond Fund.

Wei Zhang will continue to act as Co-Manager of the Matthews Asia Total Return Bond Fund. In addition, effective as of July 29, 2022, Wei Zhang will act as Co-Manager of the Matthews Asia Credit Opportunities Fund.

Therefore, effective as of July 29, 2022, the disclosure relating to Satya Patel and Wei Zhang in the table under “Management of the Funds – Portfolio Managers” on page 38 of the prospectus is removed in its entirety and replaced with the following:

SATYA PATEL
Satya Patel is a Portfolio Manager at Matthews and manages the firm’s Asia Credit Opportunities and Asia Total Return Bond Strategies and co-manages the Asian Growth and Income Strategy. Prior to joining Matthews in 2011, Satya was an Investment Analyst with Concerto Asset Management. He earned his M.B.A. from the University of Chicago Booth School of Business in 2010. In 2009, Satya worked as an Investment Associate in Private Placements for Metlife Investments and from 2006 to 2008, he was an Associate in Credit Hedge Fund Sales for Deutsche Bank in London. He holds a Master’s in Accounting and Finance from the London School of Economics and a B.A. in Business Administration and Public Health from the University of Georgia. Satya is proficient in Gujarati. Satya has been a Portfolio Manager of the Matthews Asia Credit Opportunities Fund since its inception in 2016, of the Matthews Asia Total Return Bond Fund since 2014 and of the Matthews Asian Growth and Income Fund since 2020.	Lead Manager Matthews Asia Credit Opportunities Fund Matthews Asia Total Return Bond Fund Co-Manager Matthews Asian Growth and Income Fund
WEI ZHANG
Wei Zhang is a Portfolio Manager at Matthews and co-manages the firm’s Asia Credit Opportunities and Asia Total Return Bond Strategies. Prior to joining the firm in 2015, he earned an M.B.A. from Columbia University. From 2008 to 2012, Wei worked as an analyst at Bluecrest Capital Management, evaluating fundamental investments in equity and credit, with a focus on industrials, basic materials and energy sector opportunities. From 2007 to 2008, he was also an analyst with GF Capital Management, where he performed in-depth fundamental research, built and maintained financial models and participated in acquisition contact negotiations. He started his career as an analyst at Sowood Capital Management in 2006. Wei received a B.S. in Finance and International Business from the Leonard N. Stern School of Business at New York University. He is fluent in Mandarin. Wei has been a Portfolio Manager of the Matthews Asia Total Return Bond Fund since 2018 and of the Matthews Asia Credit Opportunities Fund since 2022.	Co-Manager Matthews Asia Credit Opportunities Fund Matthews Asia Total Return Bond Fund

Please retain this Supplement with your records.

ST068

MATTHEWS ASIA FUNDS

SUPPLEMENT DATED JUNE 30, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 28, 2022, AS SUPPLEMENTED (THE “SAI”)

For all existing and prospective shareholders of the Matthews Asia Total Return Bond Fund and the Matthews Asia Credit Opportunities Fund (together, the “Funds”):

Effective July 29, 2022, Teresa Kong, CFA, will retire as Lead Manager of the Funds. Therefore, effective as of the same date, all references to Teresa Kong in the SAI are removed in their entirety.

Satya Patel will continue to act as Lead Manager of the Matthews Asia Credit Opportunities Fund. In addition, effective as of July 29, 2022, Satya Patel will act as Lead Manager of the Matthews Asia Total Return Bond Fund. Wei Zhang will continue to act as Co-Manager of the Matthews Asia Total Return Bond Fund. In addition, effective as of July 29, 2022, Wei Zhang will act as Co-Manager of the Matthews Asia Credit Opportunities Fund.

Effective July 29, 2022, the disclosure relating to Satya Patel in the table under the heading “Management of the Funds – Portfolio Managers” on page 75 of the SAI is hereby removed and replaced with the following:

Name of Portfolio Manager	Account Category	Number of Accounts	Total Assets in Accounts	Number of Accounts Where Advisory Fee is Based on Account Performance	Total Assets in Accounts Where Advisory Fee is Based on Account Performance
Satya Patel Lead Manager of the Matthews Asia Total Return Bond and Matthews Asia Credit Opportunities Funds; Co-Manager of the Matthews Asian Growth and Income Fund	Registered Investment Companies	0	0	0	0
	Other Pooled Investment Vehicles	1	33,826,786	0	0
	Other Accounts	0	0	0	0

In addition, effective July 29, 2022, the disclosure relating to Satya Patel in the table under the heading “Management of the Funds – Portfolio Managers” on page 79 of the SAI is hereby removed and replaced with the following:

Name of Portfolio Manager	Dollar Range of Equity Securities in each Fund
Satya Patel	• Matthews Asia Total Return Bond Fund • Matthews Asia Credit Opportunities Fund	$ $	1-$10,000 1-$10,000

Please retain this Supplement with your records.

ST068